Goodwill - Additional information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Richards Bay Minerals [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Impairment charges	$ 0	$ 0
Fair value less costs of disposal, post-tax discount rate	8.60%	8.80%
Pilbara [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Fair value less costs of disposal, post-tax discount rate	6.60%	6.80%